Note 1 - Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Note
1
– Summary of Significant Accounting Policies
:

Nature of Operations:
Consumers Bancorp, Inc. (Consumers) is a bank holding company headquartered in Minerva, Ohio that provides, through its banking subsidiary, Consumers National Bank (Consumers National), a broad array of products and services throughout its primary market area of Carroll, Columbiana, Jefferson, Stark, Summit, Wayne and contiguous counties in Ohio. Consumers National’s business involves attracting deposits from businesses and individual customers and using such deposits to originate commercial, mortgage and consumer loans in its primary market area.

Basis of Presentation
: The consolidated financial statements for interim periods are unaudited and reflect all adjustments (consisting of only normal recurring adjustments), which, in the opinion of management, are necessary to present fairly the financial position and results of operations and cash flows for the periods presented. The unaudited financial statements are presented in accordance with the requirements of Form
10
-Q and do
not
include all disclosures normally required by accounting principles generally accepted in the United States of America. The financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the year ended
June 30, 2018.
The results of operations for the interim period disclosed herein are not
necessarily indicative of the results that
may
be expected for a full year.

The consolidated financial statements include the accounts of Consumers and Consumers National. All significant inter-company transactions and accounts have been eliminated in consolidation.

Segment Information:
Consumers is a bank holding company engaged in the business of commercial and retail banking, which accounts for substantially all the revenues, operating income, and assets. Accordingly, all its operations are recorded in one
segment, banking.

Reclassifications:
Certain items in prior financial statements have been reclassified to conform to the current presentation. Any reclassifications had no
impact on prior year net income or shareholders’ equity.

Recently Issued Accounting Pronouncements
Not
Yet Effective:
In
June 2016,
FASB issued ASU
2016
-
13,
Financial Instruments—Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments.
 This ASU adds a new Topic
326
to the codification and removes the thresholds that companies apply to measure credit losses on financial instruments measured at amortized cost, such as loans, receivables, and held-to-maturity debt securities. Under current U.S. generally accepted accounting principles, companies generally recognize credit losses when it is probable that the loss has been incurred. The revised guidance will remove all current loss recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that the corporation expects to collect over the instrument’s contractual life. ASU
2016
-
13
also amends the credit loss measurement guidance for available-for-sale debt securities and beneficial interests in securitized financial assets. The guidance in ASU
2016
-
13
is effective for “public business entities,” as defined in the guidance, that are SEC filers for fiscal years and for interim periods within those fiscal years beginning after
December 15, 2019.
Early adoption of the guidance is permitted for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years. Management is currently evaluating the impact of the adoption of this guidance on Consumers’ consolidated financial statements and is in the midst of gathering critical data to evaluate the impact. However, it is too early to estimate the impact.

In
February 2016,
FASB issued ASU
2016
-
02,
Leases (Topic
842
)
. This ASU will require all organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. Additional qualitative and quantitative disclosures will be required so that users can understand more about the nature of an entity’s leasing activities. The new guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after
December 15, 2018.
Early adoption is permitted. Consumers has several lease agreements, such as branch locations, which are currently considered operating leases, and therefore, not
recognized on Consumers’ consolidated condensed statements of financial condition. Consumers expects the new guidance to require these lease agreements to now be recognized on the consolidated condensed statements of financial condition as a right-of-use asset and a corresponding lease liability. Therefore, Consumers’ preliminary evaluation indicates the provisions of ASU
No.
2016
-
02
are expected to impact Consumers’ consolidated condensed statements of financial condition, along with our regulatory capital ratios. The definition of a lease and the cash flows required to be evaluated will change. Consumers continues to evaluate the extent of the potential impact the new guidance will have on Consumers’ consolidated financial statements. At
March 31, 2019,
Consumers had contractual operating lease commitments of approximately
$470,
before considering renewal options that are generally present.

NOTE
1—SUMMARY
OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation:
The consolidated financial statements include the accounts of Consumers Bancorp, Inc. (Consumers) and its wholly owned subsidiary, Consumers National Bank (Consumers National), together referred to as Consumers. All significant intercompany transactions have been eliminated in the consolidation.

Nature of Operations:
Consumers Bancorp, Inc. is a bank holding company headquartered in Minerva, Ohio that provides, through its banking subsidiary, a broad array of products and services throughout its primary market area of Carroll, Columbiana, Jefferson, Stark, Summit, Wayne and contiguous counties in Ohio. Consumers National’s business involves attracting deposits from businesses and individual customers and using such deposits to originate commercial, mortgage and consumer loans in its primary market area.

Business Segment Information:
Consumers is engaged in the business of commercial and retail banking, which accounts for substantially all of its revenues, operating income, and assets. Accordingly, all of its operations are reported in one
segment, banking.

Use of Estimates:
To prepare financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ.

Cash Flows:
Cash and cash equivalents include cash, deposits with other financial institutions with original maturities of less than
90
days and federal funds sold.  Net cash flows are reported for customer loan and deposit transactions, interest bearing deposits in other financial institutions and short-term borrowings. Additional cash flow information was as follows:

	Year Ended June 30,
	2018	2017
Cash paid for interest	$1,643	$1,108
Cash paid for Federal income taxes	730	300
Non-cash transactions:
Transfer from loans to repossessed assets	—	113
Transfer from loans held for sale to portfolio	253	342
Issuance of treasury stock for stock awards	90	—
Expired and forfeited dividend reinvestment plan shares associated with restricted stock awards that were retired to treasury stock	4	4

Interest–Bearing Deposits in Other Financial Institutions
:
Interest-bearing deposits in other financial institutions mature within one
year and are carried at cost.

Certificates of Deposit in Financial Institutions:
Certificates of deposit in other financial institutions are carried at cost.

Cash Reserves:
Consumers National is required to maintain cash on hand and noninterest-bearing balances on deposit with the Federal Reserve Bank to meet regulatory reserve and clearing requirements. The required reserve balance at
June 30, 2018
and
2017
was
$329
and
$304,
respectively.

Securities:
Securities are generally classified into either held-to-maturity or available-for-sale categories. Held-to-maturity securities are carried at amortized cost and are those that Consumers has the positive intent and ability to hold to maturity. Available-for-sale securities are those that Consumers may
decide to sell before maturity if needed for liquidity, asset-liability management, or other reasons. Available-for-sale securities are reported at fair value, with unrealized gains or losses included in other comprehensive income (loss) as a separate component of equity, net of tax.

Interest income includes amortization of purchase premiums and accretion of discounts. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (OTTI) at least on a quarterly basis and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or whether it is more likely than not
that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not
meet the aforementioned criteria, the amount of impairment is split into two
components as follows:
1
) OTTI related to credit loss, which must be recognized in the income statement and
2
) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Federal Bank and Other Restricted Stocks:
Consumers National is a member of the Federal Home Loan Bank (FHLB) system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may
invest in additional amounts. FHLB stock, included with Federal bank and other restricted stocks on the Consolidated Balance Sheet, is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value. Federal Reserve Bank stock is also carried at cost. Since these stocks are viewed as a long-term investment, impairment is based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans Held for Sale
:
Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value, as determined by outstanding commitments from investors. Mortgage loans held for sale are generally sold with servicing rights released. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans:
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of deferred loan fees and costs, and an allowance for loan losses. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. The recorded investment in loans includes accrued interest receivable.

Interest income on commercial, commercial real estate and
1
-
4
family residential loans is discontinued at the time the loan is
90
days delinquent unless the loan is well-secured and in the process of collection. Consumer loans are typically charged off no
later than
120
days past due. Past due status is determined by the contractual terms of the loan. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but
not
received on loans placed on non-accrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when the customer has exhibited the ability to repay and demonstrated this ability over at least a consecutive six
-month period and future payments are reasonably assured.

Loan Commitments and Related Financial Instruments:
Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when funded.

Concentrations of Credit Risk:
Consumers National grants consumer, real estate and commercial loans primarily to borrowers in Carroll, Columbiana, Jefferson, Stark, Summit and Wayne counties. Therefore, Consumers’ exposure to credit risk is significantly affected by changes in the economy in these counties. Automobiles and other consumer assets, business assets and residential and commercial real estate secure most loans.

Allowance for Loan Losses:
The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required based on past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. Allocations of the allowance may
be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors.

A loan is considered impaired when, based on current information and events, it is probable that Consumers will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans, for which the terms have been modified, resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and classified as impaired. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not
classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Impairment is evaluated collectively for smaller-balance loans of similar nature such as residential mortgage, consumer loans and on an individual loan basis for other loans. If a loan is impaired, a portion of the allowance is allocated so the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected from the collateral. Loans are evaluated for impairment when payments are delayed, typically
90
days or more, or when it is probable that
not
all principal and interest amounts will be collected according to the original terms of the loan. Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective interest rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. For troubled debt restructurings that subsequently default, Consumers determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by Consumers over the most recent two
-year or
three
-year period, depending on loan segment. This actual loss experience is supplemented with economic and other factors based on the risks present for each portfolio segment. These factors include consideration of the following: levels of and trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures and practices; experience, ability and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations. The following portfolio segments have been identified:

Commercial:
Commercial loans are made for a wide variety of general business purposes, including financing for equipment, inventories and accounts receivable. The term of each commercial loan varies by its purpose. Commercial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand its business. Current and projected cash flows are evaluated to determine the ability of the borrower to repay their obligations as agreed. Commercial loans are primarily made based on the identified cash flows of the borrower and secondarily made based on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may
not
be as expected and the collateral securing these loans
may
fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and usually incorporate a personal guarantee; however, some short-term loans may
be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may
be substantially dependent on the ability of the borrower to collect amounts due from its customers. The commercial loan portfolio includes loans to a wide variety of corporations and businesses across many industrial classifications in the areas where Consumers National operates.

Commercial Real Estate:
Commercial real estate loans include mortgage loans to farmers, owners of multi-family investment properties, developers and owners of commercial real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may
be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing Consumers’ commercial real estate portfolio are diverse in terms of type and geographic location. This diversity helps reduce Consumers’ exposure to adverse economic events that affect any single market or industry. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans.

1
-
4
Family Residential Real Estate
: Residential real estate loans
are secured by
one
to
four
family residential properties and include both owner occupied, non-owner occupied and home equity loans. Credit approval for residential real estate loans requires demonstration of sufficient income to repay the principal and interest and the real estate taxes and insurance, stability of employment, an established credit record and an appropriately appraised value of the real estate securing the loan that generally requires that the residential real estate loan amount be no
more than
85%
of the purchase price or the appraised value of the real estate securing the loan unless the borrower provides private mortgage insurance.

Consumer
: Consumers originates direct and indirect consumer loans, primarily automobile loans, personal lines of credit, and unsecured consumer loans in its primary market areas. Credit approval for consumer loans requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral for secured loans. Consumer loans typically have shorter terms and lower balances with higher yields as compared to real estate mortgage loans, but generally carry higher risks of default. Consumer loan collections are dependent on the borrower’s continuing financial stability, and thus are more likely to be affected by adverse personal circumstances.

Other Real Estate Owned:
Real estate properties acquired through, or in lieu of, loan foreclosure are initially recorded at fair value less costs to sell at the date of acquisition, establishing a new cost basis. Any reduction to fair value from the carrying value of the related loan at the time of acquisition is accounted for as a loan loss. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If the fair value declines after acquisition, a valuation allowance is recorded as a charge to income. Operating costs after acquisition are expensed. Gains and losses on disposition are reported as a charge to income.

Transfers of Financial Assets:
  Transfers of financial assets are accounted for as sales when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from Consumers, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and Consumers does not
maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Premises and Equipment:
Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvements, generally over the lesser of the remaining term of the lease facility or the estimated economic life of the improvement. Useful lives range from three
years for software to
thirty-nine
and
one
-half years for buildings.

Cash Surrender Value of Life Insurance:
Consumers National has purchased single-premium life insurance policies to insure the lives of current and former participants in the salary continuation plan. As of
June
30,
2018,
Consumers National had policies with total death benefits of
$19,776
and total cash surrender values of
$9,335.
As of
June
30,
2017,
Consumers National had policies with total death benefits of
$19,728
and total cash surrender values of
$9,065.
Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. Tax-exempt income is recognized from the periodic increases in cash surrender value of these policies.

Long-Term Assets:
Premises, equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may
not
be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Repurchase Agreements:
Substantially all repurchase agreement liabilities, which are classified as short-term borrowings, represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not
covered by federal deposit insurance.

Retirement Plans:
Consumers National maintains a
401
(k) savings and retirement plan covering all eligible employees and matching contributions are expensed as made. Salary continuation plan expense allocates the benefits over years of service.

Income Taxes:
Consumers files a consolidated federal income tax return. Income tax expense is the sum of the current-year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax basis of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. Consumers applies a more likely than not
recognition threshold for all tax uncertainties in accordance with U.S. generally accepted accounting principles. A tax position is recognized as a benefit only if it is more likely than not
that the position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit greater than
50%
likely of being realized on examination. Consumers recognizes interest and/or penalties related to income tax matters in income tax expense.

Earnings per Common Share:
Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable upon the vesting of restricted stock awards.

Stock-Based Compensation:
Compensation cost is recognized for restricted stock awards issued to employees over the required service period, generally defined as the vesting period. The fair value of restricted stock awards is estimated by using the market price of Consumers’ common stock at the date of grant. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Comprehensive Income:
Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available-for-sale, which are also recognized as a separate component of equity, net of tax.

Loss Contingencies:
Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not
believe there are such matters that will have a material effect on Consumers’ financial statements.

Fair Value of Financial Instruments:
Fair value of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note
13
of the Consolidated Financial Statements. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, discounted cash flows, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Dividend Restrictions:
Banking regulations require maintaining certain capital levels and may
limit the dividends paid by Consumers National to the holding company or by the holding company to shareholders.

Reclassifications:
Certain reclassifications have been made to the
June
30,
2017
financial statements to be comparable to the
June
30,
2018
presentation. The reclassifications had
no
impact on prior year net income or shareholders’ equity.

Recently Issued Accounting Pronouncements
Not
Yet Effective:
In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU)
2014
-
09,
Revenue from Contracts with Customers (Topic
606
)
. This ASU creates a new topic, Topic
606,
to provide guidance on revenue recognition for entities that enter into contracts with customers to transfer goods or services or enter into contracts for the transfer of nonfinancial assets. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Additional disclosures are required to provide quantitative and qualitative information regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after
December 15, 2017.
Most of Consumers’ revenue is derived from loans and financial instruments, which is not
part of the scope of this ASU. The adoption of this guidance on
July 1, 2018
did
not
have a material impact on Consumers’ financial statements; however, the adoption of this standard will result in additional disclosures beginning with the first
quarter of fiscal year
2019
Form
10
-Q.

In
January 2016,
FASB issued ASU
2016
-
01,
Financial Instruments –
Overall: Recognition and Measurement of Financial Assets and Financial Liabilities
. The main provisions of ASU
2016
-
01
address the valuation and impairment of certain equity investments along with simplified disclosures about those investments. For equity securities, the guidance requires equity investments to be measured at fair value with changes in fair value recognized in net income. ASU
2016
-
01
is effective for fiscal years beginning after
December 15, 2017,
including interim periods within those fiscal years. The adoption of ASU
2016
-
01
on
July 1, 2018
did
not
have a material impact on Consumers’ financial statements.

In
June 2016,
FASB issued ASU
2016
-
13,
Financial Instruments—Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments.
 This ASU adds a new Topic
326
to the codification and removes the thresholds that companies apply to measure credit losses on financial instruments measured at amortized cost, such as loans, receivables, and held-to-maturity debt securities. Under current U.S. generally accepted accounting principles, companies generally recognize credit losses when it is probable that the loss has been incurred. The revised guidance will remove all current loss recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that the corporation expects to collect over the instrument’s contractual life. ASU
2016
-
13
also amends the credit loss measurement guidance for available-for-sale debt securities and beneficial interests in securitized financial assets. The guidance in ASU
2016
-
13
is effective for “public business entities,” as defined, that are SEC filers for fiscal years and for interim periods within those fiscal years beginning after
December 15, 2019.
Early adoption of the guidance is permitted for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years. Management is currently evaluating the impact of the adoption of this guidance on Consumers’ consolidated financial statements and are in the midst of gathering critical data to evaluate the impact. However, it is too early to estimate the impact.

In
February 2016,
FASB issued ASU
2016
-
02,
Leases (Topic
842
)
. This ASU will require all organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. Additional qualitative and quantitative disclosures will be required so that users can understand more about the nature of an entity’s leasing activities. The new guidance is effective for annual reporting periods and interim reporting periods within those annual periods, beginning after
December 15, 2018.
Early adoption is permitted. Management is currently evaluating the impact of the adoption of this guidance on Consumers’ consolidated financial statements and expects to recognize an increase in other assets and other liabilities for the rights and obligations created by leasing of branch offices. Management also expects minimal impact in the income statement with respect to occupancy expense related to leases.

In
March 2017,
FASB issued ASU
2017
-
08,
Receivables-Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities
. This ASU amends the guidance related to amortization for certain callable debt securities held at a premium, requiring the premium to be amortized to the earliest call date. The adoption of ASU
2017
-
08
will
not
have a material impact on Consumers’ financial statements.

In
February 2018,
the FASB issued ASU
2018
-
02,
Income Statement – Reporting Comprehensive Income (Topic
220
): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
. This ASU was issued in response to the U.S. federal government enacting the Tax Cuts and Jobs Act of
2017.
The ASU will require reclassifying certain income tax effects from accumulated other comprehensive income to retained earnings. The amount of that reclassification is the difference between the amount initially charged or credited directly to other comprehensive income at the previously enacted U.S. federal corporate income tax rate that remains in accumulated other comprehensive income and the amount that would have been charged or credited directly to other comprehensive income using the newly enacted
21.0%
U.S. federal corporate income tax rate, excluding the effect of any valuation allowance previously charged to income from continuing operations. The new guidance is effective for annual reporting periods, and interim reporting periods within those annual periods, beginning after
December 15, 2018.
Early adoption is permitted. Consumers adopted this ASU as of
March 2018,
which resulted in a
$14
reclassification between retained earnings and accumulated other comprehensive income.